Document and Entity Information	21 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Document Type	S-1/A
Entity Registrant Name	MIDWEST HOLDING INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000355379
Amendment Flag	false